UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];           Amendment Number:__
     This Amendment (Check only one):        [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell

Title:     Head of Legal & Compliance

Phone:     +44 207 929 2771

Signature, Place, and Date of Signing:


/s/ Tanya Farrell     London, England     November 08, 2010
-----------------     ---------------     -----------------
Signature             City, State         Date

Report Type     (Check only one):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in
this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported
by other reporting manager(s).)

[ ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this  reporting  manager
are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          nil

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $576,719
                                            (thousands)


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC           SPONSORED ADR    9411109      1,068   180,400 SH       SOLE                  180,400      0    0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    1,752    32,843 SH       SOLE                   32,843      0    0
BAIDU INC                    SPON ADR REP A   56752108       287     2,800 SH       SOLE                    2,800      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109    3,489   148,637 SH       SOLE                  148,637      0    0
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W203   59,898   483,905 SH       SOLE                  483,905      0    0
COMPANHIA SIDERURGICA NACION SPONSORED ADR    20440W105   51,420 2,910,000 SH       SOLE                2,910,000      0    0
CTRIP COM INTL LTD           AMERICAN DEPSHS  22943F100       86     1,800 SH       SOLE                    1,800      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109    2,966   122,300 SH       SOLE                  122,300      0    0
ICICI BK LTD                 ADR              45104G104    1,211    24,300 SH       SOLE                   24,300      0    0
ISHARES INC                  MSCI S KOREA     464286772      306     9,000 SH       SOLE                    9,000      0    0
ITAU UNI BANCO HLDG SA       SPON ADR REP PFD 465562106   69,007 2,853,873 SH       SOLE                2,853,873      0    0
MICROSOFT CORP               COM              594918104    2,777   113,374 SH       SOLE                  113,374      0    0
MOBILE TELESYSTEMS OJSC      SPONSORED ADR    607409109   51,334 2,418,000 SH       SOLE                2,418,000      0    0
NEW ORIENTAL ED & TECH GRP 1 SPON ADR         647581107   99,424 1,018,900 SH       SOLE                1,018,900      0    0
SOUFUN HLDGS LTD             ADR ADDED        836034108    2,503    38,400 SH       SOLE                   38,400      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    1,999    37,900 SH       SOLE                   37,900      0    0
VALE S A                     ADR              91912E105  159,540 5,102,000 SH       SOLE                5,102,000      0    0
WIMM BILL DANN FOODS OJSC    SPONSORED ADR    97263M109   67,652 2,990,790 SH       SOLE                2,990,790      0    0